Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Capital Stock
Capital Stock

Note 6 - Capital Stock

The Company is authorized to issue 3,000,000,000 shares of it $0.001 par value common stock.

Common Stock

During the year-ended December 31, 2022, the Company issued 10,200,000 common shares for proceeds of $1,656,000.

During the three months ended March 31, 2023, the Company issued 2,200,000 common shares for proceeds of $235,400.

Note 6 - Capital Stock

The Company is authorized to issue 3,000,000,000 shares of it $0.001 par value common stock.

Common Stock

During the year-ended December 31, 2021, we issued 6,450,018 common shares for proceeds of $2,054,028 and issued 1,375,779 common shares with a fair value of $557,190 for services.

During the year-ended December 31, 2022, we issued 10,200,000 common shares for proceeds of $1,656,000.